UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-23883

The 2023 ETF Series Trust

234 West Florida Street, Suite 700, Milwaukee, WI 53204

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

Registrant’s telephone number, including area code: 1-262-267-4589

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Pacific NoS Global EM Equity Active ETF

GEME | Nasdaq

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about the Pacific NoS Global EM Equity Active ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026. This report describes the changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.pacificam.co.uk/geme-etf/. You can also request this information by contacting us at 844-745-5220.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pacific NoS Global EM Equity Active ETF	$43	0.74%

(a) Annualized

 Fund Statistics

Table Summary
Net Assets	$366,746,716
Number of Portfolio Holdings	50
Investment Advisory Fees	$842,388
Portfolio Turnover Rate	53%

What did the Fund invest in?

as of (6/30/2026)

 Sector Allocation

Table Summary
Percentage of Net Assets
Information Technology...
28.9%
Industrials...
20.8%
Financials...
18.0%
Consumer Discretionary...
15.1%
Consumer Staples...
4.7%
Energy...
3.6%
Communication Services...
2.1%
Materials...
2.1%

 Ten Largest Holdings

Table Summary
Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd...
11.5%
Samsung Electronics Co., Ltd...
6.8%
SK Square Co., Ltd...
6.7%
SK, Inc...
5.0%
Contemporary Amperex Technology Co., Ltd. - Class A...
3.8%
Alibaba Group Holding, Ltd. - Class W...
3.4%
ICICI Bank, Ltd. - ADR...
3.4%
Samsung Electronics Co., Ltd...
2.8%
YPF S.A. - ADR...
2.7%
MediaTek, Inc...
2.6%

 Country Diversification

Table Summary
Percentage of Net Assets
Republic of Korea...
24.0%
Taiwan...
20.9%
China...
20.1%
South Africa...
5.8%
India...
3.6%
Thailand...
3.5%
Mexico...
2.5%
Argentina...
2.5%
Canada...
2.0%
Malaysia...
1.9%
Poland...
1.8%
Indonesia...
1.6%
Switzerland...
1.2%
United Arab Emirates...
1.2%
Kazakhstan...
1.0%
United States...
0.9%
Saudi Arabia...
0.8%

Material Fund Changes

On April 24, 2026, Pinnacle Investment Management completed its acquisition of the remaining equity interests in Pacific Asset Management that it did not already own.

The Fund hired Tidal Investments as an additional sub-advisor to the Fund, effective March 26, 2026.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Pacific NoS Global EM Equity Active ETF

Semi-Annual Shareholder Report — June 30, 2026

 (b)  Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  The Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
The 2023 ETF Series Trust
Semi-Annual Financial Statements and
Other Information (Unaudited)
Pacific NoS Global EM Equity Active ETF (GEME)

The 2023 ETF Series Trust
Table of Contents
Schedule of Investments 3
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Approval of Advisory and Sub-Advisory Agreements 19

Pacific NoS Global EM Equity Active ETF
Schedule of Investments
June 30, 2026 (Unaudited)

See notes to financial statements.
Shares Value
Common Stocks - 95.3%
Argentina - 2.5%
a
YPF S . A . - ADR
(a)
.................................................................................... 203,883 $ 9,270,560
Canada - 2.0%
a
Capstone Copper Corp.
(a)
............................................................................... 486,594 4,468,948
Pan American Silver Corp. .............................................................................. 68,472 3,066,861
a
7,535,809
China - 20.1%
a
Alibaba Group Holding, Ltd. - Class W .................................................................... 1,007,116 11,924,270
Baidu, Inc. - ADR
(a)
................................................................................... 43,467 4,967,844
Contemporary Amperex Technology Co., Ltd. - Class A ......................................................... 229,400 13,286,835
Full Truck Alliance Co., Ltd. - ADR ....................................................................... 659,203 5,352,728
Haidilao International Holding, Ltd.
(b)
...................................................................... 3,158,000 4,276,683
Harbin Electric Co., Ltd. - Class H ........................................................................ 1,020,000 1,992,642
JD.com, Inc. - ADR ................................................................................... 353,183 8,999,103
Ningbo Deye Technology Corp. - Class A ................................................................... 401,000 6,274,970
PICC Property & Casualty Co., Ltd. - Class H ................................................................ 2,316,000 4,229,139
Sinotruk Hong Kong, Ltd. .............................................................................. 859,500 4,224,040
Tongcheng Travel Holdings, Ltd. ......................................................................... 2,521,000 3,854,450
Yutong Bus Co., Ltd. - Class A ........................................................................... 1,145,641 4,526,577
a
73,909,281
India - 3.6%
a
HDFC Bank, Ltd. - ADR ............................................................................... 58,100 1,500,723
ICICI Bank, Ltd. - ADR ............................................................................... 409,799 11,896,465
a
13,397,188
Indonesia - 1.6%
a
Bank Central Asia TBK PT ............................................................................. 18,609,894 5,776,561
Kazakhstan - 1.0%
a
Kaspi.KZ JSC - ADR ................................................................................. 40,653 3,522,176
Malaysia - 1.9%
a
Malayan Banking BHD ................................................................................ 2,648,000 7,000,721
Mexico - 2.5%
a
Grupo Financiero Banorte SAB de CV - Class O .............................................................. 389,767 4,116,992
Wal-Mart de Mexico SAB de CV ......................................................................... 1,794,832 5,276,516
a
9,393,508
Poland - 1.8%
a
Powszechna Kasa Oszczednosci Bank Polski SA .............................................................. 233,447 6,405,609
Republic of Korea - 24.0%
a
Hankook Tire & Technology Co., Ltd. ..................................................................... 70,214 2,805,297
Kia Corp. .......................................................................................... 92,454 8,235,107
Samsung Electronics Co., Ltd. ........................................................................... 45,753 9,863,488
Samsung Electronics Co., Ltd. ........................................................................... 173,749 23,775,116
SK Square Co., Ltd.
(a)
................................................................................. 21,284 23,313,076
SK, Inc. ........................................................................................... 32,716 17,611,272

See notes to financial statements.
Pacific NoS Global EM Equity Active ETF
Schedule of Investments — continued
June 30, 2026 (Unaudited)
Shares Value
Common Stocks - 95.3% (continued)
Republic of Korea - 24.0% (continued)
Woori Financial Group, Inc. ............................................................................. 108,889 $ 2,038,199
a
87,641,555
Saudi Arabia - 0.8%
a
Saudi Awwal Bank ................................................................................... 358,507 3,087,748
South Africa - 5.8%
a
Absa Group, Ltd. .................................................................................... 422,780 5,879,196
FirstRand, Ltd. ...................................................................................... 894,878 5,310,301
Naspers, Ltd. - Class N ................................................................................ 151,465 7,583,600
Vodacom Group, Ltd. ................................................................................. 293,778 2,720,359
a
21,493,456
Switzerland - 1.2%
a
Coca-Cola HBC AG
(a)
................................................................................. 66,935 4,370,888
Taiwan - 20.9%
a
Gigabyte Technology Co., Ltd. ........................................................................... 633,750 6,843,501
Lotes Co., Ltd. ...................................................................................... 114,146 7,560,406
MediaTek, Inc. ...................................................................................... 69,294 9,233,689
Minth Group, Ltd. .................................................................................... 1,312,600 4,422,172
Taiwan Semiconductor Manufacturing Co., Ltd. .............................................................. 530,842 40,159,127
United Microelectronics Corp. ........................................................................... 1,679,641 8,673,299
a
76,892,194
Thailand - 3.5%
a
Bangkok Bank PCL - NVDR ............................................................................ 25 135
CP ALL PCL - NVDR ................................................................................. 5,388,900 7,583,603
Kasikornbank PCL - NVDR ............................................................................. 765,850 5,025,671
a
12,609,409
United Arab Emirates - 1.2%
a
Adnoc Gas PLC ..................................................................................... 4,444,636 4,162,970
United States - 0.9%
a
Yum China Holdings, Inc. .............................................................................. 78,100 3,191,947
a
Total Common Stocks (Cost $302,202,067) 349,661,580
Total Investments - 95.3% (Cost $302,202,067) 349,661,580
Net other assets (liabilities) - 4.7% 17,085,136
Net Assets - 100% $ 366,746,716
(a) Non-income producing
(b) Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the
Fund's Liquidity Guidelines. The liquidity determination is unaudited. As of June 30, 2026, the aggregate value of these securities was $4,276,683 which represented 1.2% of the net assets of the Fund.
ADR              American Depositary Receipt
NVDR           Non-Voting Depository Receipt
PLC               Public Limited Company
SA                 Special Assessment

See notes to financial statements.
Pacific NoS Global EM Equity Active ETF
Schedule of Investments — continued
June 30, 2026 (Unaudited)
There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
Total Return Swap Agreements- Long
Pay/Receive
(a)
Reference Entity Counterparty Shares
Termination
Date Financing Rate
Payment
Frequency
Notional
Amount
Unrealized
Appreciation
(Depreciation )
Receive HDFC Bank, Ltd.
Goldman Sachs
International 480,450 1/19/27
Effective Federal
Funds Rate
(b)
+
90 bps Monthly $ 4,050,076 $ 93 , 340
Receive ICICI Bank, Ltd.
Goldman Sachs
International 31,761 1/19/27
Effective Federal
Funds Rate
(b)
+
90 bps Monthly 461,423 1 5 , 800
Receive SK Square Co., Ltd.
Goldman Sachs
International 694,661 1/19/27
Effective Federal
Funds Rate
(b)
+
90 bps Monthly 2,669,776 72 , 495
$ 7,181,275 $ 1 81, 63 5
$ 7,181,275 $ 181, 63 5
(a) Receive represents that the Fund receives payment for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(b) The Effective Federal Funds Rate at June 30, 2026 was 3.63%.
Summary of Investment Type
Sector
Percentage of
Net Assets
Information Technology ............................................................................................ 28.9%
Industrials ...................................................................................................... 20.8%
Financials ...................................................................................................... 18.0%
Consumer Discretionary ............................................................................................ 15.1%
Consumer Staples ................................................................................................ 4.7%
Energy ........................................................................................................ 3.6%
Communication Services ........................................................................................... 2.1%
Materials ....................................................................................................... 2.1%
Net other assets (liabilities) .......................................................................................... 4.7%
100.0%

Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

See notes to financial statements.
Pacific NoS Global
EM Equity Active
ETF
ASSETS
Investments, at value (Cost $302,202,067) ...................................................................... $ 349,661,580
Collateral for swap agreements .............................................................................. 6,970,000
Cash ................................................................................................. 1,167,590
Foreign currency, at value (Cost $8,757,360) .................................................................... 8,757,894
Receivables:
Investments sold ....................................................................................... 1,124,632
Dividends ............................................................................................ 349,517
Unrealized appreciation on swap agreements .................................................................... 181,635
Total assets .........................................................................................
368,212,848
LIABILITIES
Accrued expenses and other liabilities –
Investment advisory fees ................................................................................. 223,714
Payables:
Investments purchased .................................................................................. 1,242,418
Total liabilities ......................................................................................
1,466,132
NET ASSETS ....................................................................................
$ 366,746,716
NET ASSETS CONSIST OF
Paid-in capital .......................................................................................... $ 303,517,441
Total distributable earnings (loss) ............................................................................ 63,229,275
NET ASSETS ..........................................................................................
$ 366,746,716
NET ASSET VALUE
Shares outstanding (unlimited shares authorized, no par value): ....................................................... 8,600,000
Net asset value per share: .................................................................................. $ 42.64

Statement of Operations

See notes to financial statements.
Pacific NoS Global
EM Equity Active
ETF
Six months ended
June 30, 2026
(Unaudited)
INVESTMENT INCOME
Dividends ........................................................................................... $ 3,680,391
Foreign taxes withheld .................................................................................. (392,575)
Total investment income ................................................................................
3,287,816
EXPENSES
Investment advisory fees ................................................................................. 842,388
Total expenses ....................................................................................... 842,388
Net investment income ....................................................................................
2,445,428
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investment securities sold and foreign currency transactions ...................................................... 15,369,877
Forward foreign currency exchange contracts ................................................................ (190,092)
Swap agreements ..................................................................................... (62,647)
15,117,138
Net change in unrealized appreciation (depreciation) on:
Investment securities and foreign currency translations .......................................................... 35,478,204
Swap agreements ..................................................................................... 181,635
35,659,839
Net realized and unrealized gain (loss) on investments ..............................................................
50,776,977
N et increase ( decrease ) in net assets resulting from operations ........................................................
$ 53,222,405

Statements of Changes in Net Assets

See notes to financial statements.
(a) Commencement of operations.
Pacific NoS Global EM Equity Active ETF
Six months ended
June 30, 2026
For the period from
January 23, 2025
(a)
to December 31, 2025
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................... $ 2,445,428 $ 1,106,271
Net realized gain (loss) from investment securities sold, foreign currency transactions, in kind redemptions and swap agreements ................................................................. 15,117,138 2,260,816
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations, forward foreign currency exchange contracts and swap agreements ............................. 35,659,839 11,981,201
Net change in net assets resulting from operations .............................................. 53,222,405 15,348,288
– –
DISTRIBUTIONS TO SHAREHOLDERS
– –
Change in net assets resulting from distributions ............................................... — (5,299,753)
CAPITAL TRANSACTIONS
Proceeds from shares issued .............................................................
238,654,925 65,458,935
Cost of shares redeemed ................................................................
— (1,271,045)
ETF transaction fees (see Note 5) ..............................................................
502,632 130,329
Change in net assets resulting from capital transactions ..........................................
239,157,557 64,318,219
NET ASSETS
– –
Beginning of period ...................................................................
74,366,754 —
End of period ........................................................................ $ 366,746,716 $ 74,366,754
SHARE TRANSACTIONS
Issued ............................................................................. 6,250,000 2,400,000
Redeemed .......................................................................... — (50,000)
Change in shares ..................................................................... 6,250,000 2,350,000

Financial Highlights

See notes to financial statements.
Pacific NoS Global EM Equity Active ETF
Selected Per Share Data
Six months ended
June 30, 2026
For the period January
23, 2025
(a)
to December
31, 2025
(Unaudited)
Net Asset Value, beginning of period .......................................................... $ 31.65 $ 24.99
Income (loss) from investment operations:
Net investment income
( b )
................................................................. 0.41 0.70
Net realized and unrealized gain ............................................................ 10.52 8.16
Total from investment operations ............................................................. 10.93 8.86
Less distributions from:
Net investment income .................................................................. — (1.62)
Net realized gain ....................................................................... — (0.64)
Total distributions .................................................................... — (2.26)
ETF transaction fees per share $ 0.06 $ 0.06
Net A sset V alue, end of period ............................................................... $ 42.64 $ 31.65
Total return
( c )( d )
......................................................................... 34.75% 35.6 7%
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period (000s) .............................................................. $ 366,747 $ 74,367
Ratio of expenses
( e )
..................................................................... 0.74% 0.75%
Ratio of net expenses
( e )
.................................................................. 0.74% 0.75%
Ratio of net investment income
( e )
........................................................... 2.10% 2.52%
Portfolio turnover rate
( d )( f )
.................................................................. 53% 80%
(a) Commencement of operations
(b) Per share net investment income (loss) has been calculated using the average shares method
(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d) Not annualized for periods less than one year
(e) Annualized for periods less than one year
(f) Excludes impact of in-kind transactions

Notes to Financial Statements
June 30, 2026 (Unaudited)

(1) Organization
The 2023 ETF Series Trust (the "Trust") is an open-end management investment company consisting of multiple investment series.
The Trust is organized as a Delaware statutory trust and was established by a Declaration of Trust dated January 23, 2023.The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest ("Shares") in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Pacific NoS Global EM Equity Active ETF (the "Fund"). The Fund
is a non-diversified actively-managed exchange-traded fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.
Under the Trust's organizational documents, its officers and Board of Trustees (the "Board") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
(2) Significant Accounting Policies
Shares of the Fund are listed and traded on the Nasdaq Stock Market, LLC. Market prices for the Shares may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called "Creation
Units". Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant
is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National
Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside
Fund Services, LLC (the "Distributor"). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
A. Investment Valuations
The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund's securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the Advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust uses a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Fund's investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

• Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.
• Level 2 — Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable pricing inputs at the measurement date (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Common stocks and exchange-traded funds ("ETFs") traded on a recognized securities exchange are valued at that day's last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. The Fund traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
The prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The Fund owns securities that are primarily listed on foreign exchanges which may trade on days when the Fund does not price its shares; therefore the value of securities held by the Fund may change on days when the shareholders will not be able to purchase or redeem shares.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.
The value of such futures contracts held by the Fund is determined each day as of such exchange's close.
Swaps are generally valued at the last quoted sales price of the swap (if exchange-listed) or of the underlying security (if such security is exchange-listed), or in the absence of a sale, fair valued at the mean between the current bid and ask prices, and are typically categorized as Level 2 in the fair value hierarchy. Other types of swaps may be fair valued by a pricing agent covering the specific type of swap.
The Fund did not hold any Level 3 investments as of June 30, 2026.
The following table summarizes the Fund's investments, based on their valuation inputs, as of June 30, 2026, while the breakdown, by category, of investments is disclosed in the Schedule of Investments for the Fund:
Pacific NoS Global EM Equity Active ETF
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
(a)
$337,052,171 $12,609,409 $— $349,661,580
Total Investments
$337,052,171 $12,609,409 $— $349,661,580
Financial Instruments
Assets
Total Return Swap Agreements
(b)
— 181,635 — 181,635
Total Other Financial Instruments
$— $181,635 $— $181,635
(a)   Please see the Schedule of Investments for industry classifications
(b)   Valued at the unrealized appreciation (depreciation) of the investment

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

B. Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities' gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S.
sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
The Fund may own shares of ETFs that may invest in real estate investments trusts and master limited partnerships which report information on the source of their distributions annually. Distributions received from investments are recorded as realized gain and/or as a reduction to the cost of the ETF.
C. Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.
The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
D. Foreign Currency Translations
The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
E. Derivative Instruments
All open derivative positions at period end are reflected on the Fund's Schedule of Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type. The Fund's derivative contracts are not accounted for as hedging instruments under GAAP.
1. Forward Currency Contracts
The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency.
Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the
Fund's Statement of Operations as the "Net change in unrealized appreciation (depreciation) on: Forward foreign currency exchange

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

contracts". When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of
Operations as a "Net realized gain (loss) from: Forward foreign currency exchange contracts". Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2. Swap Agreements
The Fund may enter into swap agreements ("swaps") for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.
The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in appreciation or depreciation on swap agreements on the Statement of Operations and daily changes in valuation of centrally cleared swaps, if any, are recorded as
"Variation margin on swap agreements" on the Statement of Assets and Liabilities. The Fund may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In "long" total return swaps, the counterparty will generally agree to pay the
Fund the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Fund’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount is recorded as
"Net change in unrealized appreciation (depreciation) on: Swap agreements" and, when cash is exchanged, the gain or loss realized is recorded as "Net realized gain (loss) from: Swap agreements".
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended June 30, 2026 was as follows:
The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026:
(a) Presented on Statement of Assets and Liabilities as Unrealized appreciation on: Swap agreements
Total Return
Swaps
Pacific NoS Global EM Equity Active ETF
$40,875
Assets
Unrealized Appreciation on
Swap Agreements
(a)
Equity Risk Exposure:
Total Return Swaps
$181,635

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the six months ended June 30, 2026.
( a) Presented on the Statement of Operations as Net realized gain (loss) from: Swap agreements
(b) Presented on the Statement of Operations as Net change in unrealized appreciation (depreciation) on: Swap agreements
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, the Fund has entered into an
International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
As of June 30, 2026, the Fund's derivative assets and liabilities (by type) were as follows:
The following tables present the Fund's derivative assets and liabilities as of June 30, 2026 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund.
(a) The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
Realized Gain (Loss)
from:
Change in Unrealized
Appreciation
(Depreciation) on:
Swap Agreements
(a)
Swap Agreements
(b)
Equity Risk Exposure:
Pacific NoS Global EM Equity Active ETF
$(62,647)
$181,635
Pacific NoS Global EM Equity Active ETF
Assets Liabilities
Derivative Financial Instruments :
Swap agreements
$181,635 $—
Total derivative assets a nd liabilities in the Statement of Assets and Liabilities
181,635 —
Derivative asset s and liabilities not subject to a master netting agree ment or similar agreement ( " MNA " )
— —
Total assets and liabilities subject to an MNA
$181,635 $—
Counterparty
Derivative
Assets Subject
to an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Received
(a)
Cash Collateral
Received
(a)
Net Amount
of Derivative
Assets
Goldman Sachs International
$181,635 $ — $ — $ — $181,635
$181,635 $ — $— $ — $181,635

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

F. Federal Income Tax
The Fund has qualified and intends to continue to qualify each year as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986 and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders.
Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.
Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that the tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund's financial statements. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June
30, 2026, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.
As of December 31, 2025, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:
The tax character of distributions paid during the fiscal period ended December 31, 2025 was as follows:
As of December 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
(a) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity, passive foreign investment company adjustments and derivatives.
As of December 31, 2025 the Fund had no net capital loss carryforwards.
During the period ended December 31, 2025 no capital loss carryforwards were utilized.
Permanent book and tax differences, primarily attributable to the book/tax basis treatment of in-kind redemptions, resulted in reclassifications for the Fund for the period ended December 31, 2025, as follows:
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Pacific NoS Global EM Equity Active ETF $ 64,602,219 $ 13,432,410 $ (4,424,406) $ 9,008,004
Net Investment
Income
Net Long-Term
Gains
Total Taxable
Distributions
Total Distributions
Paid
Pacific NoS Global EM Equity Active ETF $ 5,299,753 $ — $ 5 ,299,753 $ 5,299,753
Undistributed
Ordinary Income
and Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings (Loss)
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(a)
Total Accumulated
Earnings (Deficit)
Other Earnings
(Deficit)
Pacific NoS Global EM Equity
Active ETF $ 1,225,386 $ 2,427 $1,227,813 $ — $9,008,004 $ 10,235,817 $(228,947)
Total Distributable
Earnings (Loss)
Paid-In
Capital
Pacific NoS Global EM Equity Active ETF
$(41,665) $ 41,665

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

(3) Investment Advisory and Other Contractual Services
A. Investment Advisory Fees
Pacific Capital Partners Limited (the "Advisor") serves as the investment advisor to the Fund pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the
Fund. The Fund pays the Advisor a management fee of 0.75% of its average daily net assets, calculated daily and paid monthly.
North of South Capital LLP serves as the sub-advisor to the Fund and receives 50% of the Advisory Fee and is paid for its services directly by the Advisor, not the Fund.
The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee and any value-added-tax or other sales tax calculated on such fee; interest charges on any borrowings, taxes, brokerage commissions, and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; fees and expense related to the provision of securities lending services; acquired fund fees and expenses; accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses
(as determined by the Board); and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule
12b-1 under the 1940 Act.
B. Administration, Custodian, Transfer Agent and Accounting Services
Citi Fund Services Ohio, Inc. serves as administrator and dividend disbursing agent for the Fund pursuant to a Services Agreement.
Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.
C. Distribution
Foreside Fund Services, LLC (the "Distributor") is the principal underwriter and distributor for the Fund's Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.
(4) Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months sended June 30,
2026 were as follows:
Purchases and sales of in-kind transactions for the six months ended June 30, 2026 were as follows:
There were no purchases or sales of U.S. government securities during the six months ended June 30, 2026.
(5) Capital Share Transactions
Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.
Purchases Sales
Pacific NoS Global EM Equity Active ETF
$ 274 ,4 63 ,5 9 9 $ 1 12 , 5 1 2 , 562
Purchases Sales
Pacific NoS Global EM Equity Active ETF
$ 63,227,441 $ —

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund's specified universe, and an amount of cash.
Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Fund incurs to issue or redeem Creation Units. The transaction fees for the Fund, regardless of the number of Creation Units issued or redeemed, are listed below:
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities. As of June
30, 2026, there were no unsettled in-kind capital transactions.
The Advisor may charge an additional, variable fee (sometimes referred to as a "cash-in-lieu" fee) to the extent the Fund permits
Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-
in-lieu fees are payable to the Fund and are charged to defray the transaction cost to the Fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Advisor and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however, in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Advisor, in its sole discretion, may adjust the Fund's cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.
(6) Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The President and Chief
Executive Officer acts as the Fund's chief operating decision maker ("CODM") assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund's Schedule of Investments,
Statements of Changes in Net Assets and Financial Highlights.
(7) Recent Accounting Pronouncement
The Fund adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax
Disclosures" during the period ended December 31, 2025. Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the period ended December 31, 2025 were determined to not be significant.
(8) Risk Factors
With all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objectives. A description of principal risks is included in the Fund's prospectus under the heading "Principal Risks of Investing in the Fund".
(9) Subsequent Events
On April 24, 2026, Pinnacle Investment Management completed its acquisition of the remaining equity interests in Pacific Asset
Management that it did not already own.
Fee for In-Kind and Cash
Purchases and Sales
Pacific NoS
Global
EM Equity Active ETF $500

Notes to Financial Statements (continued)
June 30, 2026 (Unaudited)

The Fund hired Tidal Investments as an additional sub-advisor to the Fund, effective March 26, 2026.
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2026.

Pacific NoS Global EM Equity Active ETF
Approval of Advisory and Sub-Advisory Agreements

Approval of Tidal Sub-Advisory Agreement
At a meeting held on November 25, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust (the
“Trust”) considered and approved, for an initial two-year term, the Investment Sub-Advisory Agreement between Pacific Capital
Partners Limited (the “Adviser”) and Tidal Investments LLC (“Tidal”) dated December 22, 2025 (the “Agreement”) pursuant to which
Tidal will provide sub-advisory services to the Pacific NoS Global EM Equity Active ETF (the “Fund”).
The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the Investment
Company Act of 1940 (the “Independent Trustees”), was advised by legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and Tidal provided such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board also met with representatives of Tidal at the Meeting, during which the Independent Trustees and Tidal’s representatives discussed the materials that had been provided as well as other related matters concerning the Fund. In determining whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent, and quality of the services to be provided by Tidal to the Fund; (ii) the investment objective and strategy for the Fund and the Fund’s performance record; (iii) the profits anticipated to be realized by Tidal from providing sub-advisory services to the Fund; (iv) fees charged to comparable funds; (v)
the extent to which economies of scale would be shared as the Fund grows; and (vi) other factors the Board deemed to be relevant.
Nature, Extent and Quality of Services
In considering the nature, extent, and quality of the services to be provided to the Fund, the Board reviewed the Agreement and the sub-
advisory services anticipated to be provided by Tidal. The Board noted that Tidal’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board.
The Board considered the background, sophistication, and experience of Tidal’s senior management, including those individuals who would be responsible for portfolio management and regulatory compliance of the Fund. The Board also considered Tidal’s extensive administrative and compliance infrastructures. The Board appreciated the fact that Tidal has deep experience and expertise serving as the investment adviser or sub-adviser to other pooled investment vehicles.
The Board considered Tidal’s portfolio management resources, structures, and practices, including those associated with monitoring and seeking to ensure the Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about Tidal’s overall investment management businesses, including the financial resources available to them needed to deliver high quality sub-advisory services to the Fund.
Investment Performance
The Board considered that Tidal would be a new sub-adviser to the Fund and therefore would not have any performance with respect to the Fund to be reviewed. The Board discussed with representatives of Tidal the proposed portfolio management team and the investment strategy to be employed in the management of the Fund’s assets. The Board considered Tidal’s reputation and experience, including its experience managing other accounts.
Fees Charged to Comparable Funds
The Board reviewed the sub-advisory fee to be paid by the Adviser to Tidal for its services to be provided to the Fund under the
Agreement. The Board considered this fee in light of the services the Adviser and North of South Capital provide as investment adviser and investment sub-adviser to the Fund, respectively. The Board also considered that the Fund pays a unitary fee to the Adviser, meaning that the Fund pays no expenses, other than certain excluded expenses. The Board noted that the unitary fee charged to the Fund would not increase as a result of adding Tidal as a sub-adviser for the Fund, that Tidal is to be paid by the Adviser out of the unitary fee, and that the Agreement represents an arm’s-length negotiation between the Adviser and Tidal.
Profitability and Economies of Scale
The Board considered information concerning the anticipated profitability of Tidal from serving as sub-adviser to the Fund. The Board appreciated that, because Tidal is a new sub-adviser to the Fund, information concerning Tidal’s profitability was based on estimates and

Pacific NoS Global EM Equity Active ETF
Approval of Advisory and Sub-Advisory Agreements — continued
therefore, to a large degree, speculative. The Board noted that it will have opportunities in the future to consider and evaluate Tidal’s profitability from managing the Fund. The Board also considered whether economies of scale or other efficiencies might result as the
Fund’s assets grow, noting that the Adviser, and not the Fund, pays Tidal’s sub-advisory fee and that the overall unitary fee charged by the Adviser to the Fund is not increasing. The Board noted that it intends to monitor for the existence of economies of scale with respect to the management of the Fund.
Conclusion
After reviewing these and other factors, the Board concluded in the context of its overall review of the Agreement, that the nature, extent, and quality of services to be provided supported its approval of the Agreement and that the fee to be charged thereunder was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate.
No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it.
Approval of Advisory and Sub-Advisory Agreements
On April 24, 2026, the Adviser’s parent company concluded a transaction with another company whereby the company acquired all of the interests in the Adviser’s parent (the “Transaction”). The Transaction caused a change in control of the Adviser under the Investment
Company Act of 1940 (the “1940 Act”) and resulted in the assignment and automatic termination of the existing investment advisory agreement between the Trust, on behalf of the Pacific NoS Global EM Equity Active ETF’s (the “Fund”), and the Adviser.
At a meeting held on February 12, 2026 (the “Meeting”), the Board considered and approved, for an initial two-year term, the following agreements (the “New Agreements”), which are substantially identical to the Fund’s existing investment advisory (the “Existing
Advisory Agreement”) and sub-advisory agreements (the “Existing NoS Agreement” and “Existing Tidal Agreement,” respectively, and collectively with the Existing Advisory Agreement, the “Existing Agreements”), on behalf of the Fund:
a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”);
a new investment sub-advisory agreement between the Adviser and North of South Capital LLP (“NoS”) with respect to the Fund
(the “New NoS Agreement”); and
a new investment sub-advisory agreement between the Adviser and Tidal Investments LLC (“Tidal”) with respect to the Fund (the
“New Tidal Agreement”).
The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act (the
“Independent Trustees”), was advised by legal counsel throughout the process.
New Advisory Agreement
In considering whether to approve the New Advisory Agreement on behalf of the Fund and its shareholders, the Board noted that it considered the approval of the Existing Advisory Agreement at its August 2024 meeting, at which time it engaged in an in-depth review of the Adviser relating to various factors, and that it has engaged in an ongoing review of the Adviser and the Fund at each of its quarterly meetings since the Fund commenced operation. The Board further noted that for the February 2026 meeting, it primarily had been provided information regarding the change in control transaction and its effects on the Adviser, NoS, and the Fund, and that the
Adviser had been asked to update any information previously provided to the Board that had materially changed. Therefore, based on the information it received for its August 2024 and February 2026 meetings, as well as for its regular quarterly meetings since the Fund commenced operation, the Board took into consideration (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the Fund’s performance; (iii) the Adviser’s costs of and profits anticipated from providing services to the Fund; (iv) fees charged to comparable funds; (v) the extent to which economies of scale may be shared as the Fund grows; and (vi) other factors the
Board deemed to be relevant.
Nature, Extent and Quality of Services
With respect to the nature, extent and quality of the services provided to the Fund, the Board considered the Adviser’s specific responsibilities, which include ensuring the Fund has a continuous investment program, overseeing the Fund’s sub-advisers, including

Pacific NoS Global EM Equity Active ETF
Approval of Advisory and Sub-Advisory Agreements — continued
regular review of each sub-adviser’s performance, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, periodic reporting to the Board, and implementing Board directives as they relate to the Fund.
The Board considered the background, sophistication and experience of the Adviser’s senior management. The Board also considered the Adviser’s administrative and compliance infrastructures, its overall investment management business, and its financial resources.
The Board also considered its experience with the Adviser since the Fund commenced operation and information specific to the change in control transaction and its effects on the Adviser and the Fund.
Performance
The Board considered the Fund’s performance, noting that it only had been operating for just over one year.
Cost of Advisory Services and Profitability
The Board reviewed the advisory fee to be paid by the Fund to the Adviser under the New Advisory Agreement, noting that the fee is the same as the fee payable under the Existing Advisory Agreement. The Board noted that when it considered the advisory fee for the
Existing Advisory Agreement, it had reviewed a report prepared by Broadridge, an independent third party, comparing the advisory fee to the fee paid by peer funds. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that the Adviser is responsible for compensating the Fund’s other service providers, including NoS and Tidal, and paying the Fund’s other expenses out of the unitary fee and its own resources. The Board also noted that when it considered the approval of the Existing Advisory Agreement, it had considered information about the anticipated profitability of the Adviser from managing the Fund, which was based on estimates and, therefore, largely speculative.
Economies of Scale
The Board considered whether economies of scale might result as the Fund’s assets grow, noting the commitment made by the Adviser in structuring its advisory fee as a unitary fee, which effectively acts as a cap on the Fund’s total expense ratio. The Board noted that it intends to monitor the existence of economies of scale with respect to the management of the Fund.
Conclusion
After reviewing these and other factors, the Board concluded, in the context of its overall review of the New Advisory Agreement, that the nature, extent and quality of services provided supported its approval of the New Advisory Agreement and that the fee to be charged thereunder was reasonable. In the Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision to approve the New Advisory Agreement; rather, the Board based its determination on the total mix of information available to it.
New NoS Agreement
In considering whether to approve the New NoS Agreement on behalf of the Fund and its shareholders, the Board noted that it considered the approval of the Existing NoS Agreement at its August 2024 meeting, at which time it engaged in an in-depth review of NoS relating to various factors, and that it has engaged in an ongoing review of NoS and the Fund at each of its quarterly meetings since the
Fund commenced operation. The Board further noted that for the February 2026 meeting, it primarily had been provided information regarding the change in control transaction and its effects on the Adviser, NoS, and the Fund, and that NoS had been asked to update any information previously provided to the Board that had materially changed. Therefore, based on the information it received for its
August 2024 and February 2026 meetings, as well as for its regular quarterly meetings since the Fund commenced operation, the Board took into consideration (i) the nature, extent, and quality of the services provided by NoS to the Fund; (ii) the Fund’s performance; (iii)
NoS’s costs of and profits anticipated from providing services to the Fund; (iv) fees charged to comparable funds; (v) the extent to which economies of scale may be shared as the Fund grows; and (vi) other factors the Board deemed to be relevant.
Nature, Extent and Quality of Services
With respect to the nature, extent and quality of the services provided to the Fund, the Board considered NoS’s specific responsibilities,

Pacific NoS Global EM Equity Active ETF
Approval of Advisory and Sub-Advisory Agreements — continued
which include portfolio management, including evaluating and selecting investments for the Fund, trading portfolio securities and other investment instruments on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and oversight of the Board.
The Board considered the background, sophistication and experience of NoS’s senior management. The Board also considered NoS’s administrative and compliance infrastructures, its overall investment management business, and its financial resources. The Board also considered its experience with NoS since the Fund commenced operation and information specific to the change in control transactions and its effects on NoS and the Fund.
Performance
The Board considered the Fund’s performance, noting that it only had been operating for just over one year.
Cost of Sub-Advisory Services and Profitability
The Board reviewed the sub-advisory fee to be paid by the Adviser to NoS under the New NoS Agreement, noting that the fee is the same as the fee payable under the Existing NoS Agreement. The Board noted that when it initially had considered the sub-advisory fee for the Existing NoS Agreement, it had reviewed a report prepared by Broadridge, an independent third party, comparing the Fund’s unitary advisory fee to the fee paid by peer funds. The Board took into consideration the fact that the Adviser, not the Fund, compensates
NoS for its services and that the Adviser pays NoS and the Fund’s other service providers and expenses out of the unitary fee and its own resources. The Board also noted that when it considered the approval of the Existing NoS Agreement, it had considered information about the anticipated profitability of NoS from its services to the Fund, which was based on estimates and, therefore, largely speculative.
Economies of Scale
The Board considered whether economies of scale might result as the Fund’s assets grow, noting the commitment made by the Adviser in structuring its advisory fee as a unitary fee, which effectively acts as a cap on the Fund’s total expense ratio. The Board noted that it intends to monitor the existence of economies of scale with respect to the management of the Fund.
Conclusion
After reviewing these and other factors, the Board concluded, in the context of its overall review of the New NoS Agreement, that the nature, extent and quality of services provided supported its approval of the New NoS Agreement and that the fee to be charged thereunder was reasonable. In the Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate.
No single factor was determinative of the Board’s decision to approve the New NoS Agreement; rather, the Board based its determination on the total mix of information available to it.
New Tidal Agreement
In considering whether to approve the New Tidal Agreement on behalf of the Fund and its shareholders, the Board noted that it considered the approval of the Existing Tidal Agreement at its December 2025 meeting, at which time it engaged in an in-depth review of Tidal relating to various factors. The Board further noted that for the February 2026 meeting, it primarily had been provided information regarding the change in control transaction and its effects on the Adviser, NoS, and the Fund. Therefore, based on the information it received for its December 2025 and February 2026 meetings, the Board took into consideration (i) the nature, extent, and quality of the services to be provided by Tidal to the Fund; (ii) the investment objective and strategy for the Fund and the Fund’s performance record;
(iii) the profits anticipated to be realized by Tidal from providing sub-advisory services to the Fund; (iv) fees charged to comparable funds; (v) the extent to which economies of scale would be shared as the Fund grows; and (vi) other factors the Board deemed to be relevant.
Nature, Extent and Quality of Services
With respect to the nature, extent and quality of the services to be provided to the Fund, the Board considered Tidal’s specific responsibilities, which include trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-
dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and oversight of the Board. Tidal would also provide portfolio position monitoring and risk management oversight.

Pacific NoS Global EM Equity Active ETF
Approval of Advisory and Sub-Advisory Agreements — continued
The Board considered the background, sophistication, and experience of Tidal’s senior management. The Board also considered Tidal’s administrative and compliance infrastructures, its overall investment management business, and its financial resources. The Board also considered its experience with Tidal’s personnel generally.
Performance
The Board considered that Tidal would be a new sub-adviser to the Fund and, therefore, would not have any performance with respect to the Fund to be reviewed. The Board considered Tidal’s proposed portfolio management team and the investment strategy to be employed in the management of the Fund’s assets. The Board considered Tidal’s reputation and experience, including its experience managing other accounts.
Cost of Sub-Advisory Services and Profitability
The Board reviewed the sub-advisory fee to be paid by the Adviser to Tidal under the New Tidal Agreement, noting that the fee is the same as the fee payable under the Existing Tidal Agreement. The Board considered this fee in light of the services the Adviser and NoS provide as investment adviser and investment sub-adviser to the Fund, respectively. The Board also considered that the Fund pays a unitary fee to the Adviser, meaning that the Fund pays no expenses, other than certain excluded expenses. The Board noted that the unitary fee charged to the Fund would not increase as a result of adding Tidal as a sub-adviser for the Fund, that Tidal is to be paid by the
Adviser out of the unitary fee, and that the sub-advisory fee is the result of an arm’s-length negotiation between the Adviser and Tidal.
Economies of Scale
The Board considered whether economies of scale or other efficiencies might result as the Fund’s assets grow, noting that the Adviser, and not the Fund, pays Tidal’s sub-advisory fee and that the overall unitary fee charged by the Adviser to the Fund is not increasing. The
Board noted that it intends to monitor for the existence of economies of scale with respect to the management of the Fund.
Conclusion
After reviewing these and other factors, the Board concluded, in the context of its overall review of the New Tidal Agreement, that the nature, extent and quality of services to be provided supported its approval of the New Tidal Agreement and that the fee to be charged thereunder was reasonable. In the Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision to approve the New Tidal Agreement; rather, the Board based its determination on the total mix of information available to it.

 (b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable – only for annual reports.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The 2023 ETF Series Trust

By (Signature and Title) /s/ Eric W. Falkeis
Eric Falkeis, Trustee, President and Principal Executive Officer of the Trust

Date: 9/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric W. Falkeis
Eric Falkeis, Trustee, President and Principal Executive Officer of the Trust

Date: 9/3/2026

By (Signature and Title) /s/ Aaron Perkovich
Aaron Perkovich, Treasurer and Principal Financial Officer of the Trust

Date: 9/3/2026